Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Segment Reporting Information
Segment Information

Note 20. Segment Information

The Company operates its business and reports its results through three operating and reportable segments: patient services, dispensary, and clinical trials & other in accordance with ASC 280.

Summarized financial information for the Company’s segments is shown in the following tables:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Revenue
Patient services	$32,967,401	$29,663,884	$92,375,768	$86,985,513
Dispensary	17,918,035	16,162,528	53,317,877	46,347,096
Clinical trials & other	1,389,522	1,423,032	5,004,889	5,216,372
Consolidated revenue	52,274,958	47,249,444	150,698,534	138,548,981

Direct costs
Patient services	25,390,950	24,078,152	72,050,631	72,830,254
Dispensary	15,279,173	13,431,738	45,639,083	38,896,324
Clinical trials & other	182,230	166,238	493,988	786,992
Total segment direct costs	40,852,353	37,676,128	118,183,702	112,513,570

Depreciation expense
Patient services	181,392	140,945	447,162	403,027
Dispensary	218	149	653	149
Clinical trials & other	31,265	30,680	86,645	77,156
Total segment depreciation expense	212,875	171,774	534,460	480,332

Amortization of intangible assets
Patient services	572,646	560,146	1,701,274	1,713,647
Dispensary	—	—	—	—
Clinical trials & other	52,543	52,543	157,628	160,743
Total segment amortization	625,189	612,689	1,858,902	1,874,390

Segment operating income
Patient services	6,822,413	4,884,641	18,176,701	12,038,585
Dispensary	2,638,644	2,730,641	7,678,141	7,450,623
Clinical trials & other	1,123,484	1,173,571	4,266,628	4,191,481
Total segment operating income	10,584,541	8,788,853	30,121,470	23,680,689

Selling, general and administrative expense	12,729,425	9,492,069	35,119,854	26,861,651
Non-segment depreciation and amortization	12,135	8,012	28,215	33,497
Total consolidated operating (loss)	$(2,157,019)	$(711,228)	$(5,026,599)	$(3,214,459)

	September 30, 2021	December 31, 2020
Assets
Patient services	$42,530,458	$36,445,920
Dispensary	5,039,241	4,318,946
Clinical trials & other	15,509,973	5,486,965
Non-segment assets	27,747,655	19,436,737
Total assets	$90,827,327	$65,688,568

Note 20. Segment Information

The Company operates its business and reports its results through three operating and reportable segments: dispensary, patient services, and clinical trials & other. in accordance with ASC 280. See Note 2 for a summary of the Company’s policy on segment information.

A brief description of each of the Company’s segments is as follows:

Patient Services

The Company provides oncology treatment and care to patients. As part of the patient services segment, the Company provides a variety of services including physician services, in-house infusion and pharmacy, clinical trials, educational seminars, support groups, counseling, and 24/7 patient assistance.

Dispensary

The Company sells oral prescription drugs directly through its dispensary. The Company purchases these drugs from various manufacturers and fills the prescription using its specialized expertise and knowledge of each individual patient’s needs.

Clinical Trials & Other

The Company enters into contracts to perform clinical research trials. As part of the clinical trials & other segment, the Company conducts cancer clinical trials through a network of experienced cancer care specialists for a broad range of pharmaceutical and medical device companies. The “other” portion of clinical trials & other consists of miscellaneous ancillary sources of revenue and expenses such as, medical supplies, biohazardous medical waste, supplements, and management fees.

Summarized financial information for the Company’s segments is shown in the following tables:

			Period from	Period from
			September 20,	January 1,
	Year Ended	Year Ended	2018 through	2018 through
	December 31,	December 31,	December 31,	September 19,
	2020	2019	2018	2018

	Successor			Predecessor
Revenue
Patient services	$116,816,797	$97,624,881	$21,284,785	$48,527,028
Dispensary	63,889,875	49,953,992	13,201,609	26,757,955
Clinical trials & other	6,807,989	7,826,311	2,872,995	515,742
Consolidated revenue	187,514,661	155,405,184	37,359,389	75,800,725
Direct costs
Patient services	95,746,831	81,053,345	16,650,583	34,454,497
Dispensary	53,906,958	43,455,898	12,015,032	23,492,682
Clinical trials & other	981,896	955,321	265,733	—
Total segment direct costs	150,635,685	125,464,564	28,931,348	57,947,179
Depreciation expense
Patient services	940,130	349,875	47,013	281,367
Dispensary	366	—	—	—
Clinical trials & other	6,500	2,001	63	374
Total segment depreciation expense	946,996	351,876	47,076	281,741
Amortization of intangible assets
Patient services	1,862,796	1,890,000	530,250	—
Dispensary	—	—	—	—
Clinical trials & other	213,285	216,400	60,712	—
Total segment amortization	2,076,081	2,106,400	590,962	—
Operating income
Patient services	18,267,040	14,331,661	4,056,939	13,791,164
Dispensary	9,982,551	6,498,094	1,186,577	3,265,273
Clinical trials & other	5,606,308	6,652,589	2,546,487	515,368
Total segment operating income	33,855,899	27,482,344	7,790,003	17,571,805
Selling, general and administrative expense	41,897,302	29,643,511	8,833,475	11,555,910
Non-segment depreciation and amortization	154,500	483,585	126,424	56,455
Total consolidated operating (loss) income	$(8,195,903)	$(2,644,752)	$(1,169,896)	$5,959,440

	December 31,	December 31,
	2020	2019
Assets
Patient services	$36,445,920	$36,340,228
Dispensary	4,318,946	2,544,778
Clinical trials & other	5,486,965	4,463,566
Non-segment assets	19,436,737	16,172,166
Total assets	$65,688,568	$59,520,738